Note 5 - Loans and Related Allowance for Loan and Lease Losses - Major Classifications of Net Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans	$ 992,109	$ 923,213
Less: Allowance for loan and lease losses	(7,428)	(7,190)	$ (6,598)
Net loans	984,681	916,023
Commercial And Industrial [Member]
Loans	83,857	101,346
Less: Allowance for loan and lease losses	(969)	(999)	(448)
Real Estate Construction Porfolio Segment [Member]
Loans	56,731	47,017
Less: Allowance for loan and lease losses	(100)	(313)	(172)
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans	336,487	318,157
Less: Allowance for loan and lease losses	(1,581)	(1,760)	(2,818)
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans	498,247	437,947
Less: Allowance for loan and lease losses	(4,651)	(4,036)	(3,135)
Consumer Portfolio Segment [Member]
Loans	16,787	18,746
Less: Allowance for loan and lease losses	$ (127)	$ (82)	$ (25)